Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) shareholder subsidiary company	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
VIEs
Interest-free loans to nominee shareholders of VIEs	$ 61,400,000	$ 60,000,000
Aggregate accumulated losses	43,900,000	29,500,000
Assets and liabilities of the VIEs and their subsidiaries
Total assets	403,109,000	267,400,000
Total liabilities	401,582,000	226,933,000
Results of operations of the VIEs and their subsidiaries
Net revenues	880,669,000	768,241,000	$ 665,106,000
Net income (loss)	35,723,000	161,771,000	43,830,000
Net increase (decrease) in cash and cash equivalents
Net cash provided by operating activities	328,138,000	101,025,000	73,713,000
Net cash used in investing activities	(1,166,548,000)	(191,560,000)	(599,399,000)
Net cash provided by financing activities	396,352,000	404,624,000	1,237,099,000
Net increase in cash and cash equivalents	(460,243,000)	307,406,000	716,450,000
Cash, cash equivalents and short-term investments	2,209,853,000	2,166,538,000
Restricted cash	140,652,000
Accrued liabilities	343,291,000	276,700,000
Amount due to customers related to SINA Pay	140,652,000	42,426,000
Income taxes payable	16,426,000	17,979,000
Assets, except for registered capital and PRC statutory reserves of VIEs, that can only be used to settle obligations of the respective VIEs	0
Registered capital and PRC statutory reserves of VIEs	$ 87,600,000	88,500,000
Number of entities consolidated beginning in January 2003 | company	2
Term of loan agreements	10 years
Period of due date of the last guaranteed debt	3 years
Service fees revenue charged by wholly owned subsidiaries	$ 352,600,000	322,200,000	186,300,000
Number of wholly owned subsidiaries established to engage directly in advertising business | subsidiary	2
Term of trademark license agreements	1 year
ICP Company
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 19,000,000
Xunlong
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 1,200,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	2
StarVI
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 1,200,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	3
Wangxing
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 1,200,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	2
IAD Company
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 24,800,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	2
Weimeng
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 9,100,000
Number of nominee shareholder who hold ownership interest in VIEs | shareholder	3
Weibo Interactive
Net increase (decrease) in cash and cash equivalents
Registered capital	$ 8,700,000
SINA Pay
Net increase (decrease) in cash and cash equivalents
Registered capital	15,700,000
Consolidated VIEs
Results of operations of the VIEs and their subsidiaries
Net revenues	743,535,000	621,705,000	455,097,000
Net income (loss)	(14,378,000)	(16,509,000)	1,415,000
Net increase (decrease) in cash and cash equivalents
Net cash provided by operating activities	368,185,000	63,738,000	80,809,000
Net cash used in investing activities	(317,827,000)	(48,643,000)	(23,323,000)
Net cash provided by financing activities	20,280,000	32,212,000	2,685,000
Net increase in cash and cash equivalents	70,638,000	47,307,000	$ 60,171,000
Cash, cash equivalents and short-term investments	256,600,000	181,200,000
Restricted cash	140,700,000	0
Accrued liabilities	163,700,000	138,900,000
Amount due to customers related to SINA Pay	140,700,000	42,400,000
Income taxes payable	19,600,000	13,200,000
Deferred revenues	$ 54,300,000	$ 29,300,000